Computation of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	$ (9,534)	$ (13,158)	$ (25,588)
Consolidated net loss attributable to Nam Tai Property Inc. shareholders	$ (9,534)	$ (13,158)	$ (25,588)
Weighted average number of shares, basic	36,672,957	40,548,784	44,409,526
Effect of dilutive securities - Stock options	0	0	0
Weighted average number of shares, diluted	36,672,957	40,548,784	44,409,526
Basic loss per share	$ (0.26)	$ (0.32)	$ (0.58)
Diluted earnings per share	$ (0.26)	$ (0.32)	$ (0.58)